Cash and cash equivalents and Restricted cash (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and cash equivalents at fair value	$ 74,202	$ 52,833
Amount pledged as collaterals	3,620	5,968
Restricted cash at fair value	3,620	5,968
Non current restricted cash	3,530	3,590
Current restricted cash	$ 90	$ 2,378